UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Noble Partners, L.P.
Address:  265 Franklin St
          21st Floor
          Boston MA 02110

13 File Number: 028-11605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      George L. Noble
Title:     President, Peak Asset Mgt. Inc., General Partner, Noble Partners, LP
Phone:     617-646-6540
Signature, Place and Date of Signing:

    George L. Noble Boston MA 02110 April 28, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    149739

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRTRAN HOLDINGS INC COM STK   COM              00949P108     2626   145000 SH       SOLE                 145000        0        0
D AMERICAN COMMERCIAL LINES COM  COM NEW          025195207      236     5000 SH       SOLE                   5000        0        0
D AMR CORP COM                   COM              001765106    18935   700000 SH       SOLE                 700000        0        0
D APEX SILVER MINES LTD          ORD              G04074103     4287   180500 SH       SOLE                 180500        0        0
D ARIES MARITIME TRANSPORT LTD   SHS              G0474B105      659    47200 SH       SOLE                  47200        0        0
D ASHFORD HOSPITALITY TRUST INC  COM SHS          044103109      434    35000 SH       SOLE                  35000        0        0
D ATWOOD OCEANICS INC COM        COM              050095108     6667    66000 SH       SOLE                  66000        0        0
D BIOSPHERE MEDICAL INC          COM              09066V103      375    50000 SH       SOLE                  50000        0        0
D BURLINGTON COAT FACTORY WHSE C COM              121579106     5000   110000 SH       SOLE                 110000        0        0
D CENTURY ALUMINUM CO COM        COM              156431108      212     5000 SH       SOLE                   5000        0        0
D CHARLOTTE RUSSE HOLDING INC.   COM              161048103      214    10000 SH       SOLE                  10000        0        0
D DIAMOND OFFSHORE DRILLING INC  COM              25271C102    13318   148800 SH       SOLE                 148800        0        0
D EMPIRE RESOURCES INC COM STK   COM              29206E100     1105    40047 SH       SOLE                  40047        0        0
D EUROZINC MINING CORP COM       COM              298804105      275   158000 SH       SOLE                 158000        0        0
D FREIGHTCAR AMERICA INC         COM              357023100      636    10000 SH       SOLE                  10000        0        0
D GAMMON LAKE RES                COM              364915108     8712   481300 SH       SOLE                 481300        0        0
D GENESCO INC COM                COM              371532102     1556    40000 SH       SOLE                  40000        0        0
D GLAMIS GOLD LTD CAD COM NPV    COM              376775102     1458    44600 SH       SOLE                  44600        0        0
D INGERSOLL RAND CO-A            CLA              G4776G101      418    10000 SH       SOLE                  10000        0        0
D JETBLUE AIRWAYS                COM              477143101     4478   417700 SH       SOLE                 417700        0        0
D NORDSTROM INC COM              COM              655664100     6269   160000 SH       SOLE                 160000        0        0
D PAN AMERICAN SILVER CORP CAN C COM              697900108     5504   216700 SH       SOLE                 216700        0        0
D PEABODY ENERGY CORP COM        COM              704549104    18884   374600 SH       SOLE                 374600        0        0
D STOLT OFFSHORE S. A.           SP ADR REG COM   861567105     1936   125000 SH       SOLE                 125000        0        0
D TODCO                          CLA              88889T107    14582   370000 SH       SOLE                 370000        0        0
D TOO INC COM                    COM              890333107      344    10000 SH       SOLE                  10000        0        0
D TRANSOCEAN INC                 ORD              G90078109     8030   100000 SH       SOLE                 100000        0        0
D UAL CORP                       COM              902549807    12578   315000 SH       SOLE                 315000        0        0
D UNITED STATES STEEL CORP       COM              912909108     6068   100000 SH       SOLE                 100000        0        0
D WESTERN SILVER CORP COM        COM              959531104     3943   168000 SH       SOLE                 168000        0        0
S REPORT SUMMARY                 30 DATA RECORDS              149739        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED